Lord Abbett

                                    Tax-Free
                              Income Trust

                                        o Florida Series o Pennsylvania Series
                                        o Michigan Series o Georgia Series


                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 1997


                          [PHOTO]


A fund to help
you keep more
of your investment
income




                                    [LOGO](R)

Report to Shareholders
For the Six Months Ended April 30, 1997


[PHOTO]

/s/ROBERT S. DOW
----------------------
ROBERT S. DOW
CHAIRMAN

MAY 12, 1997

"...the steady demand for
municipal issues,  combined
with the relatively scarce
supply, should support
favorable near-term
performance..."

Lord Abbett Tax-Free Income Trust completed the first half of fiscal 1997 on April 30 with aggregate net assets of $304.4 million. The net assets of each Series were as follows:

Florida Series:                       $ 150.8  million
Pennsylvania Series:                  $  91.2  million
Michigan Series:                      $  50.5  million
Georgia Series:                       $  11.9  million

The past six months have been volatile for the bond market. Yields on the long-term, high-quality bonds on which your Series focuses ranged between 5 1/2%-6%. In mid-February of this year, the Fund shifted to a more defensive posture in anticipation of upcoming market volatility, reducing long-term holdings by about 6%. As a result, the Fund was better able to weather market movements; each Series ended the period with a positive return. We expect the Federal Reserve Board's decision to raise short-term interest rates to 5 1/2% from 5 1/4% will encourage a continuation of the moderate growth environment in which the Fund has operated and we anticipate that long-term interest rates will decline.


Your Series continues to seek out undervalued bonds offering strong total return potential. (Total return measures the percent change value, including income and change in principal.) We believe our focus on higher yielding issues positions us to benefit from the lower interest-rate environment we forecast. (A bond's price and its yield move in opposite directions. As rates decline--as we expect--prices increase.) Call protection (assurance by the issuer that a bond will not be redeemed before a specific date) has become increasingly important given both the lower rate environment we are anticipating and the continued decrease in the supply of municipal bonds.


Our outlook for 1997 is for the economy to grow at a rate averaging less than 2 1/2%, with faster growth occurring in the first six months of the year. Inflation should average about 3% or less. Progress toward a balanced budget and the recent strength of the U.S. dollar are constructive influences on the fixed-income markets. In addition, the steady demand for municipal issues, combined with the relatively scarce supply, should support favorable near-term performance for the market. Our research leads us to believe that the Bond Buyer 40 Index (an index that measures municipal bond yields) may dip as low as 5.5%, over the next twelve months.


Thank you for your confidence in Lord Abbett Tax-Free Income Trust. We look forward to helping you achieve your goals in the years ahead.

Fund Facts

All tax-free
portfolios managed
by Lord Abbett
emphasize:

o High quality

o Total return
  potential

o Call protection

Lord Abbett's Focus on Quality

On April 30, 1997, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

           Florida     Pennsylvania    Michigan         Georgia
            Series       Series         Series           Series
            ------       ------         ------           ------

AAA          80.3%        68.7%           66.6%           74.4%

AA           10.6%        10.5%           19.8%           17.5%

A             8.4%        16.4%            9.3%            7.6%

BBB           0.7%         4.4%(1)         4.3%(1)         0.5%


Lord Abbett's Tax-Free Record and SEC-Required Information


                                                    Florida    Pennsylvania   Michigan       Georgia
                                                   Series(2)      Series       Series        Series

Date of Inception                                   9/25/91       2/3/92      12/1/92       12/27/94

----------------------------------------------------------------------------------------------------
Distribution Rate(3) at Net Asset Value
(as of 4/30/97)                                      5.35%         5.58%         5.40%        5.55%
----------------------------------------------------------------------------------------------------

Average Annual Rate of Total Return(4)
at Net Asset Value (as of 4/30/97):

----------------------------------------------------------------------------------------------------
   6 Months(5)                                       0.95%        1.55%         1.86%         1.76%
----------------------------------------------------------------------------------------------------
   1 Year                                            5.00%        5.91%         6.39%         7.16%
----------------------------------------------------------------------------------------------------
   Life of Series                                    6.19%        6.89%         6.74%         9.17%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
   30-Day SEC Yield (as of 4/30/97)                  4.64%        4.93%         5.00%         4.80%
----------------------------------------------------------------------------------------------------

Average Annual Rate of Total Return at the
Maximum Offering Price (as of 3/31/97):

----------------------------------------------------------------------------------------------------
   1 Year                                           -1.30%        0.00%         0.30%         0.90%
----------------------------------------------------------------------------------------------------
   5 Years                                           5.34%        6.00%          --            --
----------------------------------------------------------------------------------------------------
   Life of Series                                    5.19%        5.85%         5.46%         6.65%
----------------------------------------------------------------------------------------------------


The results quoted above represent past performance for Class A shares which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

(1) Includes holdings which are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. The Florida Series offers an additional class of shares (Class C) with a distinct pricing option. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 11. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Trust's current prospectus.

(3) The Series' distribution rates differ from SEC yields because the SEC yields take into account the amortization of premiums at market, whereas the Series' distribution rates amortize premiums at cost.

(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

(5) Not annualized.

Important Information

As of 4/30/97, no Series of the Trust had more than 10% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs give lower interest payments and their values fall faster than other similar fixed-rate bonds. But when interest rates fall, not only do RIBs give higher interest payments, their values also rise faster than other similar fixed-rate bonds.


                               Statement of Net Assets
                               FLORIDA SERIES April 30, 1997


                                                                                              Rating: S&P  Principal
                               Investments                                                     or Moody's     Amount    Market Value
====================================================================================================================================
Prerefunded 25.09%             Alachua Co FL Health Facs Auth Rev/Santa Fe Health Care
                               7.60% 11/15/2013                                                      AAA     $1,000M     $ 1,112,500
                               Broward Co FL Wtr & Sewer Util Rev FGIC+ 6 1/2% 10/1/2017             AAA      3,250M       3,501,875
                               Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                       AAA      1,100M       1,230,625
                               Dade Co FL Seaport Bd AMBAC+ 6 1/4% 10/1/2021                         AAA        750M         800,625
                               Dade Co FL Seaport Bd AMBAC+ 6 1/2% 10/1/2026                         AAA      6,350M       6,850,062
                               Dunedin FL Hosp Rev MBIA+ 6 3/4% 11/15/2021                           AAA      1,000M       1,096,250
                               Florida St Bd of Ed Cap Outlay Ser A 7 1/4% 6/1/2023                  AAA      3,160M       3,452,300
                               Hollywood FL Wtr & Sewer Rev FGIC+ 6 7/8% 10/1/2021                   AAA      2,800M       3,080,000
                               Manatee Co FL Util Rev MBIA+ 6 3/4% 10/1/2013                         AAA      1,000M       1,095,000
                               Melbourne FL Wtr & Sewer Rev Ser B FGIC+ 6.40% 10/1/2022              AAA      1,700M       1,821,125
                               Miami FL Health Facs Rev Mercy Hosp Prjt AMBAC+ 6 3/4% 8/1/2020       AAA        870M         948,300
                               Miami FL Sports & Exhibit FGIC+ 7.20% 10/1/2020                       AAA      1,690M       1,837,875
                               Orlando & Orange Co FL Expwy Auth Rev FGIC+ 6 1/2% 7/1/2020           AAA        395M         425,613
                               Puerto Rico Commonwealth 7 5/8% 7/1/2010                              AAA      1,100M       1,216,875
                               Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7 3/4% 7/1/2016           AAA        325M         360,750
                               Puerto Rico Commonwealth Hwy Auth Rev Ser S 6 1/2% 7/1/2022           AAA      3,350M       3,655,687
                               Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                       AAA      4,850M       5,353,188
                               Total                                                                                      37,838,650
--------------------------------------------------------------------------------------------------------------------------==========
General Obligation State 2.63% Puerto Rico Commonwealth RIBS MBIA+ 7.684% 7/1/2008++                 AAA      1,100M       1,177,000
                               Puerto Rico Commonwealth MBIA+ 5 3/8% 7/1/2021                        AAA      2,900M       2,784,000
                               Total                                                                                       3,961,000
--------------------------------------------------------------------------------------------------------------------------==========
General Obligation Local 1.71% Florida St Jacksonville Trans-SR Lien 6.40% 7/1/2022                   AA      2,425M       2,579,593
--------------------------------------------------------------------------------------------------------------------------==========
Education 2.17%                Dade Co FL Ed Facs Auth Rev/Univ of Miami Ser B MBIA+ 5 3/4% 4/1/2020 AAA      2,000M       1,987,500
                               Florida St Bd Reg Univ Sys Rev MBIA+ 5 5/8% 7/1/2019                  AAA      1,300M       1,285,375
                               Total                                                                                       3,272,875
--------------------------------------------------------------------------------------------------------------------------==========
Finance 3.44%                  Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                          A      4,915M       5,191,469
--------------------------------------------------------------------------------------------------------------------------==========
Health and Hospital 22.46%     Alachua Co FL Health Facs Auth Health Facs Rev/Shands Ser A
                               MBIA+ 5.80% 12/1/2026                                                 AAA      1,500M       1,494,375
                               Altamonte Springs FL Health Facs Auth Hosp Rev/Adventist Health
                               AMBAC+ 7% 11/15/2014                                                  AAA      2,485M       2,680,693
                               Charlotte Co FL Health Care Facs Rev RIBS FSA+ 7.893% 8/26/2027++     AAA      7,500M       7,575,000
                               Lee Co FL Hosp Bd Directors Hosp Rev Ser A MBIA+ 5 3/4% 4/1/2022      AAA      4,300M       4,257,000
                               Miami FL Health Facs Auth Rev RIBS AMBAC+ 6.51% 8/15/2015++           AAA      2,200M       1,938,750
                               North Broward FL Hosp Dist Rev MBIA+ 5 3/8% 1/15/2024                 AAA      2,200M       2,062,500
                               Palm Beach Co FL Health Facs Auth Rev Hosp/Good Samaritan
                               MBIA+ 6.30% 10/1/2022                                                 AAA      7,935M       8,371,425
                               Tampa FL Health Rev/Allegheny Health Sys/St Joseph
                               MBIA+ 6.70% 12/1/2018                                                 AAA      5,000        5,500,000
                               Total                                                                                      33,879,743
--------------------------------------------------------------------------------------------------------------------------==========

                               Statement of Net Assets
                               FLORIDA SERIES April 30, 1997

                                                                                              Rating: S&P  Principal
                               Investments                                                     or Moody's     Amount    Market Value
====================================================================================================================================
Housing 1.96%                  Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev GNMA+ AMT+++
                               6.70% 4/1/2028                                                        AAA     $1,000M     $ 1,033,750
                               Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser E FNMA+ 7% 3/1/2024     Aaa         40M          41,650
                               Orange Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A GNMA+
                               AMT+++ 5.90% 9/1/2019                                                 AAA        450M         445,500
                               Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                               GNMA+ AMT+++ 6.55% 4/1/2027                                           Aaa      1,400M       1,442,000
                               Total                                                                                       2,962,900
--------------------------------------------------------------------------------------------------------------------------==========
Industrial Revenue Bonds 3.55% Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8% 5/1/2022        Aa      2,000M       2,307,500
                               Puerto Rico Tel Auth Rev RIBS MBIA+ 6.667% 1/25/2007++                AAA      3,000M       3,048,750
                               Total                                                                                       5,356,250
--------------------------------------------------------------------------------------------------------------------------==========
Miscellaneous 5.73%            Brevard Co FL Sales Tax Rev MBIA+ 7% 12/1/2018                        AAA      1,000M       1,098,750
                               Broward Co FL Professional Sports Facs Tax Rev MBIA+ 5 3/4% 9/1/2021  AAA      2,000M       1,990,000
                               Broward Co FL Professional Sports Facs Tax Rev Ser A
                               MBIA+ 5 5/8% 9/1/2028                                                 AAA        200M         193,750
                               Cooper City FL Sales Tax Rev 7 1/4% 10/1/2011                           A      1,000M       1,095,000
                               Jacksonville FL Sales Tax Rev River City Renaissance Prjt
                               FGIC+ 5 3/8% 10/1/2018                                                AAA      2,685M       2,564,175
                               Orange Co FL Tourist Dev Tax Rev AMBAC+ 6% 10/1/2016                  AAA      1,200M       1,224,000
                               Tampa FL Sports Auth Rev GTD Pkg/Tampa Bay Arena Prjt
                               MBIA+ 6% 10/1/2015                                                    AAA        450M         474,188
                               Total                                                                                       8,639,863
--------------------------------------------------------------------------------------------------------------------------==========
Pollution Control Revenue
   5.50%                       Citrus Co FL Poll Ctrl Rev/FL Pwr Crystal Rivers MBIA+
                               6 5/8% 1/1/2027                                                       AAA       6,780M      7,296,975
                               Escambia Co FL Poll Ctrl Rev Champion Intl Corp AMT+++ 6.40%
                               9/1/2030                                                              Baa       1,000M      1,005,000
                               Total                                                                                       8,301,975
--------------------------------------------------------------------------------------------------------------------------==========
Power 8.57%                    Charlotte Co FL Util Rev Ref Ser A FGIC+ 5 5/8% 10/1/2021             AAA       2,250M      2,207,813
                               Gainesville FL Util Sys Rev Ref Ser A 5.20% 10/1/2022                  AA       4,000M      3,675,000
                               Jacksonville FL Elec Auth Rev 5 1/4% 10/1/2020                         Aa       3,000M      2,778,750
                               Okeechobee FL Util Auth Sys Rev Acquisition & Imp MBIA+ 5.60%
                               10/1/2025                                                             AAA         825M        801,281
                               Puerto Rico Elec Pwr Auth Rev Ser X 5 1/2% 7/1/2025                   Baa       1,965M      1,832,362
                               Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                              AAA       1,500M      1,633,125
                               Total                                                                                      12,928,331
--------------------------------------------------------------------------------------------------------------------------==========
Transportation 4.25%           Florida Ports Fin Comm Rev St Trans Tr Fd MBIA+
                               AMT+++ 5 3/8% 6/1/2027                                                AAA       3,095M      2,870,613
                               Greater Orlando FL Aviation Auth Arpt Fac Rev
                               AMT+++ 8 3/8% 10/1/2016                                                 A       2,500M      2,675,000
                               Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C 5% 7/1/2036     A       1,000M        867,500
                               Total                                                                                      6,413,113
--------------------------------------------------------------------------------------------------------------------------==========
Water and Sewer 11.56%         Atlantic Beach FL Util Sys Rev MBIA+ 5 1/2% 10/1/2016                 AAA        125M         122,031
                               Broward Co FL Wtr & Sewer Util Rev FGIC+ 6% 10/1/2020                 AAA      2,500M       2,528,125
                               Callaway/Bay Co FL Wastewtr Rev FGIC+ 5 1/2% 9/1/2026                 AAA      1,000M         956,250
                               Cocoa FL Wtr & Sewer Rev Ser 1997 FGIC+ 5 7/8% 10/1/2022              AAA      1,340M       1,345,025
                               Indian River Co FL Wtr & Sewer Rev FGIC+ 5 1/2% 9/1/2016              AAA        475M         466,094
                               Orlando FL Utils Comm Wtr & Elec Rev 5% 10/1/2023                      Aa      5,000M       4,456,250
                               Panama City FL Wtr & Sewer Rev MBIA+ 5 5/8% 10/1/2016                 AAA      1,000M         996,250
                               Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                    A      1,000M         890,000
                               St. John River Management Dist LD ACQ Rev FL FSA+ 5 1/8% 7/1/2016     AAA      4,000M       3,702,920
                               Sunrise FL Util Sys Rev AMBAC+ 5 3/4% 10/1/2026                       AAA      2,000M       1,975,000
                               Total                                                                                      17,437,945
                               -------------------------------------------------------------------------------------------==========
                               Total Municipal Bonds 98.62% (Cost $145,344,980)                                          148,763,707
====================================================================================================================================
Other Assets, Less Liabilities 1.38%
====================================================================================================================================
Short-Term Securities          California St Ser A 4 1/2% 6/30/1997                                 MIG1      1,650M       1,651,254

                               Statement of Net Assets
                               FLORIDA SERIES April 30, 1997

                                                                                              Rating: S&P   Principal
                               Investments                                                     or Moody's     Amount    Market Value
====================================================================================================================================
                               Texas St Tax & Rev Anticipation Notes 4 3/4% 8/29/1997               MIG1     $  700M  $     701,897
                               Total (Cost $2,354,266)                                                                    2,353,151
--------------------------------------------------------------------------------------------------------------------------==========
Cash and Receivables, Net of Liabilities                                                                                   (276,099)
                               -------------------------------------------------------------------------------------------==========
                               Total Other Assets, Less Liabilities                                                       2,077,052
====================================================================================================================================
Net Assets 100.00%                                                                                                     $150,840,759
====================================================================================================================================
                               Class A Shares-Net asset value ($143,017,357 / 30,350,065 shares outstanding)                  $4.71
                               Class C Shares-Net asset value ($7,823,402 / 1,660,657 shares outstanding)                     $4.71

                              +Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                             ++The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1997.
                            +++Income from these securities may be subject to the Alternative Minimum Tax.
                               See Notes to Financial Statements.

                               Statement of Net Assets
                               PENNSYLVANIA SERIES April 30, 1997


                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
Prerefunded 25.50%             Erie PA Higher Ed Bldg Auth Coll Rev Ser A 8 1/2% 6/1/2015            AAA     $3,000M     $ 3,285,000
                               Langhorne Manor Boro PA Higher Ed & Health/Woods Sch
                               8 3/4% 11/15/2014                                                     AAA      1,000M       1,116,250
                               New York PA Hosp Auth Rev AMBAC+ 7% 7/1/2021                          AAA      1,000M       1,090,000
                               Pennsylvania Conv Ctr Auth Ser A FGIC+ 6.70% 9/1/2016                 AAA        540M         606,150
                               Pennsylvania Intergovernmental Coop Auth FGIC+ 6 3/4% 6/15/2021       AAA      2,000M       2,225,000
                               Pennsylvania St Tnpk Comm Tnpk Rev Ser E MBIA+ 7.55% 12/1/2017        AAA      1,000M       1,090,000
                               Philadelphia PA Gas Wks Rev 7.70% 6/15/2021                           AAA      1,000M       1,123,750
                               Philadelphia PA Gas Wks Rev ETM Ser B MBIA+ 7% 5/15/2020              AAA      2,220M       2,480,850
                               Puerto Rico Commonwealth 7 5/8% 7/1/2010                              AAA      1,615M       1,786,594
                               Puerto Rico Commonwealth 7.70% 7/1/2020                               AAA      2,900M       3,215,375
                               Puerto Rico Commonwealth 7.30% 7/1/2020                               AAA        700M         768,250
                               Puerto Rico Commonwealth Hwy Ser P 8 1/8% 7/1/2013                    AAA      2,450M       2,609,250
                               Puerto Rico Commonwealth Pub Imp Ser A 7.70% 7/1/2008                 AAA        300M         324,375
                               Puerto Rico Elec Pwr Auth Rev Ser M 8% 7/1/2008                       AAA        250M         265,938
                               Washington Co PA Auth Lease Rev AMBAC+ 7.45% 12/15/2018               AAA      1,150M       1,272,188
                               Total                                                                                      23,258,970
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation State 5.31% Puerto Rico Commonwealth 6% 7/1/2014                                    A      1,000M       1,013,750
                               Puerto Rico Commonwealth 6.45% 7/1/2017                                 A      1,900M       2,021,125
                               Puerto Rico Commonwealth MBIA+ 6.45% 7/1/2017                         AAA        700M         744,625
                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                                A      1,000M       1,066,250
                               Total                                                                                       4,845,750
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation Local 6.02% Bellefonte PA Area Sch Dist MBIA+ 5 1/2% 5/15/2026                    AAA        455M         436,800
                               Bethlehem PA Area Sch Dist MBIA+ 6% 3/1/2016                          AAA      1,000M       1,020,000
                               Bucks Co PA Wtr & Sewer Auth Rev FGIC+ 5.60% 12/1/2019                AAA      1,285M       1,254,481
                               Kiski PA Area Sch Dist FGIC+ 5.30% 3/1/2017                           AAA      1,000M         935,000
                               Lower Providence Twp PA MBIA+ 5 1/4% 5/1/2022                         AAA      1,355M       1,266,925
                               Norristown PA Area Sch Dist FGIC+ 5 1/2% 9/1/2018                     AAA        600M         579,750
                               Total                                                                                       5,492,956
-------------------------------------------------------------------------------------------------------------------------===========
Education 8.85%                Cumberland Co PA Muni Auth Coll Rev/Messiah Coll Prjt
                               AMBAC+ 5 1/8% 10/1/2015                                               AAA      1,180M       1,100,350

                               Statement of Net Assets
                               PENNSYLVANIA SERIES April 30, 1997

                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
                               Northeastern PA Hosp & Ed/Luzerne Co Comm Coll AMBAC+
                               6 5/8% 8/15/2015                                                      AAA     $2,000M     $ 2,127,500
                               Pennsylvania St Higher Ed 6 5/8% 8/15/2009                             Aa        825M         894,094
                               Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.27% 3/1/2022++         AAA      3,000M       2,981,250
                               Pennsylvania St Higher Ed MBIA+ 5 5/8% 12/1/2027                      AAA      1,000M         970,000
                               Total                                                                                       8,073,194
-------------------------------------------------------------------------------------------------------------------------===========
Health and Hospital 10.43%     Chester Co PA Health & Ed Fac Auth Sys Rev/Mainline Health
                               RIBS AMBAC+ 7.27% 5/15/2020++                                         AAA      2,600M       2,408,250
                               Lehigh Co PA Gen Purp Auth Rev/Lehigh Valley Hosp Ser A
                               MBIA+ 5 5/8% 7/1/2015                                                 AAA        500M         488,125
                               Northeastern PA Hosp & Ed Auth AMBAC+ 5 1/4% 1/1/2026                 AAA      2,500M       2,296,875
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Fac Gr A
                               MBIA+ 6 1/4% 7/1/2024                                                 AAA        850M         886,125
                               Sayre PA Health Care Fac/Tioga Nursing AMBAC+ 7 1/4% 10/1/2018        AAA      1,500M       1,591,875
                               Scranton-Lackawanna PA Health & Welfare Auth/Univ Scran Prjt
                               AMBAC+ 6.80% 11/1/2014                                                AAA        500M         534,375
                               South Fork PA Muni Auth Rev Ref/Good Samaritan Med Ctr Ser B
                               MBIA+ 5 1/4% 7/1/2026                                                 AAA      1,430M       1,308,450
                               Total                                                                                       9,514,075
-------------------------------------------------------------------------------------------------------------------------===========
Housing 6.94%                  Pennsylvania Hsg Fin Agy Ser 33 6.90% 4/1/2017                         AA      1,235M       1,285,943
                               Pennsylvania Hsg Fin Agy Ser 43 AMT+++ 7.40% 10/1/2015                 AA      1,000M       1,077,500
                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 41B
                               AMT+++ 6.65% 4/1/2025                                                  AA      1,000M       1,032,500
                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 42 AMT+++ 6.85% 4/1/2025    AA      2,000M       2,100,000
                               Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                         A        770M         830,638
                               Total                                                                                       6,326,581
-------------------------------------------------------------------------------------------------------------------------===========
Industrial Revenue Bonds 9.36% Allegheny Co PA Ind Dev Auth Rev/USX Corp 6.10% 7/15/2020             Baa      1,000M         997,500
                               Beaver Co PA Ind Dev Auth/Ohio Edison FGIC+ 7 3/4% 9/1/2024           AAA      1,950M       2,101,125
                               Bradford Co PA Ind Dev Auth Solid Waste Disp Rev
                               AMT+++ 6.60% 3/1/2019                                                   A      1,250M       1,307,813
                               Pennsylvania Economic Dev Fin Auth Exempt Facs Rev/Macmillan
                               AMT+++ 7.60% 12/1/2020                                                Baa      1,000M       1,112,500
                               Puerto Rico Ind Med & Environmental Ctrl/Motorola 6 3/4% 1/1/2014      AA      1,500M       1,625,625
                               Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2% 12/1/2023       AA      1,300M       1,397,500
                               Total                                                                                       8,542,063
-------------------------------------------------------------------------------------------------------------------------===========
Power 13.27%                   Pennsylvania Economic Dev Res Recov Northhampton 6.60% 1/1/2019       Baa*     1,500M       1,479,375
                               Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023                   AAA      6,000M       6,037,500
                               Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                       BBB        365M         386,900
                               Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.477% 7/1/2018++           AAA      1,500M       1,610,625
                               Puerto Rico Elec Pwr Auth Ser X 6% 7/1/2015                           BBB      1,000M       1,008,750
                               York Co PA Ind Dev Auth Poll Ctrl Rev MBIA+ 6.45% 10/1/2019           AAA      1,475M       1,567,187
                               Total                                                                                      12,090,337
-------------------------------------------------------------------------------------------------------------------------===========
Transportation 9.47%           Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                      A      2,615M       2,794,780
                               Puerto Rico Commonwealth Hwy Ser Y 5 1/2% 7/1/2018                      A      5,000M       4,762,500
                               Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7% 7/1/2014              AAA      1,000M       1,080,000
                               Total                                                                                       8,637,280
-------------------------------------------------------------------------------------------------------------------------===========
Water and Sewer 3.05%          Hazleton PA City Auth Wtr FGIC+ 5 1/4% 4/1/2017                       Aaa      2,000M       1,885,000
                               Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2015                    A        500M         455,625
                               Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                    A        500M         445,000
                               Total                                                                                       2,785,625
                               ------------------------------------------------------------------------------------------===========
                               Total Municipal Bonds 98.20% (Cost $88,688,360)                                            89,566,831
====================================================================================================================================

                               Statement of Net Assets
                               PENNSYLVANIA SERIES April 30, 1997

                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
Other Assets, Less Liabilities 1.80%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 $ 1,645,899
====================================================================================================================================
Net Assets 100.00%                                                                                                       $91,212,730
====================================================================================================================================

                               Net asset value ($91,212,730 / 18,409,544 shares outstanding)                                   $4.95

                              *This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                              +Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                             ++The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1997.
                            +++Income from these securities may be subject to the Alternative Minimum Tax.
                               See Notes to Financial Statements.

                               Statement of Net Assets
                               MICHIGAN SERIES April 30, 1997

                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
Prerefunded 21.21%             Detroit MI Ser A 8.70% 4/1/2010                                       AAA     $1,405M     $ 1,582,381
                               Grand Rapids MI Water Supply FGIC+ 7% 1/1/2012                        AAA        500M         538,750
                               Lake Orion MI Comm Sch Dist AMBAC+ 7% 5/1/2020                        AAA      1,050M       1,194,375
                               Michigan St Bldg Auth Rev 6 3/4% 10/1/2003                            AAA      1,000M       1,078,750
                               Michigan St Hosp Fin Auth Rev 7 1/2% 2/15/2018                        AAA      2,150M       2,389,188
                               Puerto Rico Commonwealth 7.70% 7/1/2020                               AAA        250M         277,187
                               Puerto Rico Commonwealth Aqu & Sewer Auth Rev Ser A 7 7/8% 7/1/2017   AAA        700M         743,750
                               Puerto Rico Commonwealth Hwy Ser P 8 1/8% 7/1/2013                    AAA        700M         745,500
                               Riverview MI Comm Sch Dist FGIC+ 6.55% 5/1/2014                       AAA        500M         543,125
                               Romulus MI Co Schs Ser II FGIC+ 6.40% 5/1/2017                        AAA        500M         541,875
                               Royal Oak MI Hosp Fin Auth Hosp Rev William Beaumont Ser C
                               7 3/8% 1/1/2020                                                       AAA        500M         532,500
                               Royal Oak MI Hosp Fin Auth Hosp Rev William Beaumont Ser D
                               6 3/4% 1/1/2020                                                       AAA        500M         540,625
                               Total                                                                                      10,708,006
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation State 1.58% Puerto Rico Commonwealth 6 1/2% 7/1/2023                                A        750M         799,688
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation
   Local 10.83%                Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                               AAA        500M         486,250
                               Huron Valley MI Sch FGIC+ 5 3/4% 5/1/2022                             AAA        250M         245,625
                               Lakeview MI Comm Sch FGIC+ 5.60% 5/1/2022                             AAA        500M         478,750
                               Lincoln Pk MI Sch Dist FGIC+ 5.90% 5/1/2026                           AAA        500M         502,500
                               Plymouth-Canton MI Comm Sch Dist Ser C 6 1/2% 5/1/2016                 AA      1,000M       1,062,500
                               Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                              AAA      1,250M       1,231,250
                               South Redford MI Sch Dist FGIC+ 5 1/2% 5/1/2022                       AAA        500M         478,750
                               Traverse MI Area Dist Library MBIA+ 5% 5/1/2017                       AAA        555M         507,825
                               Wayne Co MI MBIA+ 5 1/4% 6/1/2016                                     AAA        500M         472,500
                               Total                                                                                       5,465,950
-------------------------------------------------------------------------------------------------------------------------===========
Education 6.16%                Central MI Univ Revs FGIC+ 5 1/2% 10/1/2026                           AAA        500M         473,750
                               Oxford MI Area Co Schs FGIC+ 5 1/2% 5/1/2021                          AAA      1,250M       1,206,250
                               Pinckney MI Comm Schs 5 1/2% 5/1/2027                                 AAA      1,500M       1,428,750
                               Total                                                                                       3,108,750
-------------------------------------------------------------------------------------------------------------------------===========
Health and Hospital 21.19%     Farmington Hills MI Hosp/Botsford Gen Hosp MBIA+ 6 1/2% 2/15/2011     AAA      1,000M       1,062,500
                               Kalamazoo MI Hosp Fin Auth/Borgess Hosp RIBS FGIC+ 6.608% 6/1/2011++  AAA      3,000M       2,752,500
                               Kalamazoo MI Hosp Fin Auth Reg Lkd Arcs & Levrs
                               LINK FGIC+ 5.244% 6/1/2011                                            AAA      2,000M       1,902,500

                               Statement of Net Assets
                               MICHIGAN SERIES April 30, 1997

                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
                               Kent Hosp Fin Auth/Butterworth Health Ser A MBIA+ 5 5/8% 1/5/2026     AAA     $1,300M     $ 1,252,875
                               Michigan St Hosp Fin Auth Rev AMBAC+ 5 3/8% 8/15/2026                 AAA        500M         464,375
                               Michigan St Hosp Fin Auth Rev AMBAC+ 5 5/8% 1/1/2028                  AAA        250M         239,062
                               Michigan St Hosp Fin Auth Rev Ser S 5 1/2% 8/15/2020                   AA      1,000M         950,000
                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                               6.70% 5/1/2024                                                        BBB      1,575M       1,606,500
                               Royal Oak MI Hosp Fin Auth/William Beaumont Hosp 5 1/4% 1/1/2020       AA        500M         467,500
                               Total                                                                                      10,697,812
-------------------------------------------------------------------------------------------------------------------------===========
Housing 7.03%                  Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                         AA      1,050M       1,120,875
                               Michigan St Hsg Dev Auth Ser B AMT+++ 7.05% 6/1/2026                   AA        895M         933,037
                               Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                         AA        500M         500,000
                               Michigan St Hsg Dev Auth Ser E 6.20% 12/1/2027                         AA      1,000M         996,250
                               Total                                                                                       3,550,162
-------------------------------------------------------------------------------------------------------------------------===========
Industrial Revenue Bonds 9.14% Michigan St Strategic Fd Ltd/Waste Mgmt Inc AMT+++ 6 5/8% 12/1/2012    AA      1,000M       1,075,000
                               Puerto Rico Ind Med & Environmental/Upjohn 7 1/2% 12/1/2023            AA      1,500M       1,612,500
                               Puerto Rico Ind Med & Environmental/Warner Lambert 7.60% 5/1/2014      Aa      1,000M       1,081,250
                               Puerto Rico Tel Auth Rev RIBS MBIA+ 6.976% 1/16/2015++                AAA        900M         848,250
                               Total                                                                                       4,617,000
-------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 3.22%            Michigan Muni Bd Auth AMBAC+ 6 3/4% 11/1/2014                         AAA      1,500M       1,627,500
-------------------------------------------------------------------------------------------------------------------------===========
Power 8.20%                    Michigan St Strategic Fd Ltd Detroit Edison MBIA+ 7% 7/15/2008        AAA        500M         572,500
                               Michigan St Strategic Fd Ltd Detroit Edison AMBAC+ 7% 5/1/2021        AAA        500M         586,875
                               Michigan St Strategic Fd Rev/Genesee Pwr Prjt AMT+++
                               7 1/2% 1/1/2021                                                       BBB*       500M         508,750
                               Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.477% 7/1/2018++           AAA        500M         536,875
                               Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                         A        500M         506,250
                               Puerto Rico Elec Pwr Auth Ser Z 5 1/2% 7/1/2016                         A      1,500M       1,430,625
                               Total                                                                                       4,141,875
-------------------------------------------------------------------------------------------------------------------------===========
Transportation 7.42%           Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                      A      1,500M       1,603,125
                               Wayne Charter Co MI Arpt Rev MBIA+ AMT+++ 6 3/4% 12/1/2021            AAA      2,000M       2,145,000
                               Total                                                                                       3,748,125
-------------------------------------------------------------------------------------------------------------------------===========
Water and Sewer 2.27%          Detroit MI Sewer Disp Rev Ser A MBIA+ 5% 7/1/2025                     AAA      1,000M         878,750
                               Puerto Rico Commonwealth Aqu & Sewer Rev 5% 7/1/2019                    A        300M         267,000
                               Total                                                                                       1,145,750
-------------------------------------------------------------------------------------------------------------------------===========
                               Total Municipal Bonds 98.25% (Cost $49,575,283)                                            49,610,618
====================================================================================================================================
Other Assets, Less Liabilities 1.75%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                     884,323
====================================================================================================================================
Net Assets 100.00%                                                                                                       $50,494,941
====================================================================================================================================

                               Net asset value ($50,494,941 / 10,336,558 shares outstanding)                                   $4.89

                              *This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
                              +Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
                             ++The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1997.
                            +++Income from these securities may be subject to the Alternative Minimum Tax.
                               See Notes to Financial Statements.

                               Statement of Net Assets
                               GEORGIA SERIES April 30, 1997

                                                                                             Rating: S&P   Principal
                               Investments                                                    or Moody's      Amount    Market Value
====================================================================================================================================
Prerefunded 15.72%             Albany GA Sewer Sys Rev MBIA+ 6 5/8% 7/1/2017                         AAA     $  100M     $   109,625
                               Chatham Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                          AAA      1,035M       1,155,319
                               Puerto Rico Commonwealth 8% 7/1/2007                                  AAA        570M         606,337
                               Total                                                                                       1,871,281
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation State 5.33% Georgia St Ser C 6 1/4% 8/1/2013                                      Aaa        350M         382,812
                               Puerto Rico Commonwealth RIBS FSA+ 7.899% 7/1/2020++                  AAA        250M         250,938
                               Total                                                                                         633,750
-------------------------------------------------------------------------------------------------------------------------===========
General Obligation Local 4.35% Atlanta GA Ser A 6.10% 12/1/2019                                       AA        250M         258,125
                               De Kalb Co GA 6% 1/1/2020                                              AA        250M         259,687
                               Total                                                                                         517,812
-------------------------------------------------------------------------------------------------------------------------===========
Education 4.39%                Marietta GA Dev Auth Rev Ser B CGIC+ 6 1/4% 9/1/2025                  AAA        500M         521,875
-------------------------------------------------------------------------------------------------------------------------===========
Health and Hospital 6.35%      Crisp Co GA Hosp Auth Rev Crisp Regl Hosp Prjt FSA+ 5.45% 7/1/2015    AAA        250M         245,625
                               Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA
                               MBIA+ 6% 8/1/2016                                                     AAA        500M         511,250
                               Total                                                                                         756,875
-------------------------------------------------------------------------------------------------------------------------===========
Housing 8.33%                  De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                        AAA        500M         529,375
                               Georgia St Hsg & Fin Auth Rev Ser A Sub Ser A-2 AMT+++
                               6.40% 12/1/2015                                                        AA        200M         205,750
                               Georgia St Hsg & Fin Auth Rev Sing Fam Mtge Ser A Sub Ser A-2
                               6.45% 12/1/2027                                                        AA        250M         255,625
                               Total                                                                                         990,750
-------------------------------------------------------------------------------------------------------------------------===========
Miscellaneous 17.62%           Cartersville GA Dev Auth Rev AMT+++ 5 5/8% 5/1/2009                    AA        500M         503,750
                               Cartersville GA Dev Auth Rev AMT+++ 6 1/8% 5/1/2027                    AA        500M         501,250
                               Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev
                               MBIA+ 5 5/8% 10/1/2026                                                AAA        600M         601,500
                               Georgia Muni Assn 5.65% 12/1/2017                                     AAA        500M         489,565
                               Total                                                                                       2,096,065
-------------------------------------------------------------------------------------------------------------------------===========
Pollution Control
  Revenue .44%                 Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024               AAA         50M          52,438
-------------------------------------------------------------------------------------------------------------------------===========
Power 4.96%                    Puerto Rico Elec Pwr Auth Ser D 7 1/8% 7/1/2014                       Baa         50M          53,063
                               Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.477% 7/1/2018++           AAA        500M         536,875
                               Total                                                                                         589,938
-------------------------------------------------------------------------------------------------------------------------===========
Solid Waste .90%               Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015                Aaa        100M         106,500
-------------------------------------------------------------------------------------------------------------------------===========
Transportation 12.68%          Metropolitan Atlanta Rapid Trans Auth GA Sales Tax Rev Ser P
                               AMBAC+ 6 1/4% 7/1/2020                                                AAA        600M         641,250
                               Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser C
                               5% 7/1/2036                                                             A      1,000M         867,500
                               ------------------------------------------------------------------------------------------===========
                               Total                                                                                       1,508,750
-------------------------------------------------------------------------------------------------------------------------===========
Water and Sewer 14.19%         Cherokee Co GA Wtr & Sewer Auth Rev MBIA+ 5.20% 8/1/2025              AAA        750M         705,938
                               Milledgeville GA Wtr & Sewer Rev FSA+ 6% 12/1/2021                    AAA        500M         520,625
                               Richmond Co GA Wtr & Sewer Rev Ser A FGIC+ 5 1/4% 10/1/2028           AAA        500M         461,250
                               Total                                                                                       1,687,813

                               Total Municipal Bonds 95.26% (Cost $11,264,180)                                            11,333,847
====================================================================================================================================
Other Assets, Less Liabilities 4.74%
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                     563,375
====================================================================================================================================
Net Assets 100.00%                                                                                                       $11,897,222
====================================================================================================================================

                               Net asset value ($11,897,222 / 2,342,696 shares outstanding)                                    $5.08

                              +Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.

                             ++The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1997.
                            +++Income from these securities may be subject to the Alternative Minimum Tax.
                               See Notes to Financial Statements.

              Statements of Operations
                                                                                                     Six Months Ended April 30, 1997
                                                              ----------------------------------------------------------------------
                                                                    Florida    Pennsylvania        Michigan                  Georgia
Investment Income                                                    Series          Series          Series                   Series
====================================================================================================================================
Income   Interest                                              $  4,656,342    $  2,832,911    $  1,567,415            $    309,410
         ---------------------------------------------------------------------------------------------------------------------------
Expenses Management fee                                             392,485         231,924         128,831                  27,485
         Management fee waived                                           --         (23,147)        (38,935)                (27,485)
         12b-1 distribution plan-Class A                            172,528              --              --                      --
         12b-1 distribution plan-Class C                             41,712              --              --                      --
         Shareholder servicing                                       43,200          33,000          27,000                   7,000
         Registration                                                 1,500           3,000           3,000                   1,000
         Reports to shareholders                                     12,000           9,000           5,100                   1,000
         Audit and tax                                               22,200          13,200           9,000                   4,000
         Legal                                                        3,000           3,000           3,000                     500
         Trustees                                                     2,100           1,740             750                      50
         Organization                                                    --             603           1,992                     396
         Other                                                       14,948          10,290           9,258                   2,169
         ---------------------------------------------------------------------------------------------------------------------------
         Total expenses                                             705,673         282,610         148,996                  16,115
         ---------------------------------------------------------------------------------------------------------------------------
         Net investment income                                    3,950,669       2,550,301       1,418,419                 293,295
         ---------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
====================================================================================================================================
Net realized gain (loss) from investment transactions
         Proceeds from sales                                     98,763,224      40,347,793      19,331,654               5,942,638
         Cost of investments sold                                98,773,248      39,902,607      19,342,152               5,889,287
         Net realized gain (loss)                                   (10,024)        445,186         (10,498)                 53,351
         ---------------------------------------------------------------------------------------------------------------------------

Unrealized depreciation of investments                           (2,336,540)     (1,430,609)       (501,260)               (160,637)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized (loss) on investments                (2,346,564)       (985,423)       (511,758)               (107,286)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations           $  1,604,105    $  1,564,878    $    906,661            $    186,009
------------------------------------------------------------------------------------------------------------------------------------

            See Notes to Financial Statements.


Copyright (C) 1997 by Lord Abbett Tax-Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Trust's investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.

                       Statements of Changes in Net Assets

                                                                Six Months Ended April 30, 1997
                                  -------------------------------------------------------------
Increase (Decrease)                     Florida    Pennsylvania        Michigan         Georgia
    in Net Assets                        Series          Series          Series          Series
===============================================================================================
Operations

Net investment income             $   3,950,669   $   2,550,301   $   1,418,419   $     293,295

Net realized gain (loss)
from investment transactions            (10,024)        445,186         (10,498)         53,351

Net unrealized appreciation
(depreciation) of investments        (2,336,540)     (1,430,609)       (501,260)       (160,637)

Net increase in net assets
resulting from operations             1,604,105       1,564,878         906,661         186,009


-----------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                (4,102,700)     (2,544,680)     (1,384,491)       (300,187)

Net realized gain from
investment transactions                      --              --              --         (20,485)

Total distributions                  (4,102,700)     (2,544,680)     (1,384,491)       (320,672)


-----------------------------------------------------------------------------------------------
Share transactions

Net proceeds from sales of share      5,611,614       4,979,133       1,539,010       2,129,331

Net asset value of shares
issued to  shareholders
in  reinvestment  of net
investment income and
realized gain from
investment transactions               1,672,972       1,197,283         731,645         172,813

Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                                  --              --              --              --

Total                                 7,284,586       6,176,416       2,270,655       2,302,144


-----------------------------------------------------------------------------------------------
Cost of shares reacquired           (16,014,952)     (6,588,575)     (4,273,052)       (957,928)
-----------------------------------------------------------------------------------------------
Increase (decrease) in
net assets derived from
share transactions                   (8,730,366)       (412,159)     (2,002,397)      1,344,216
-----------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                       (11,228,961)     (1,391,961)     (2,480,227)      1,209,553
-----------------------------------------------------------------------------------------------

Net Assets

Beginning of period                 162,069,720      92,604,691      52,975,168      10,687,669
-----------------------------------------------------------------------------------------------

End of period+                    $ 150,840,759   $  91,212,730   $  50,494,941   $  11,897,222
===============================================================================================

                                                            Year Ended October 31, 1996
                                  -------------------------------------------------------------
Increase (Decrease)                     Florida    Pennsylvania        Michigan         Georgia
    in Net Assets                        Series          Series          Series          Series
===============================================================================================
Operations

Net investment income             $   8,629,401   $   5,162,782   $   2,997,735   $     451,062

Net realized gain (loss)
from investment transactions         (1,035,870)        365,030         170,393           9,656

Net unrealized appreciation
(depreciation) of investments          (910,194)       (489,207)       (237,304)         69,195

Net increase in net assets
resulting from operations             6,683,337       5,038,605       2,930,824         529,913
-----------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                (8,752,598)     (5,141,277)     (2,885,696)       (455,345)

Net realized gain from
investment transactions                      --              --              --         (26,021)

Total distributions                  (8,752,598)     (5,141,277)     (2,885,696)       (481,366)
-----------------------------------------------------------------------------------------------
Share transactions

Net proceeds from sales of share     12,098,560       8,524,777       5,262,977       5,902,867

Net asset value of shares
issued to  shareholders
in  reinvestment  of net
investment income and
realized gain from
investment transactions               3,449,991       2,408,760       1,532,165         254,773

Net asset value of shares
issued in exchange for
assets acquired in tax-free
acquisition                           9,480,186              --              --              --

Total                                25,028,737      10,933,537       6,795,142       6,157,640
-----------------------------------------------------------------------------------------------
Cost of shares reacquired           (34,131,285)    (11,720,098)     (8,050,957)       (721,983)
-----------------------------------------------------------------------------------------------
Increase (decrease) in
net assets derived from
share transactions                   (9,102,548)       (786,561)     (1,255,815)      5,435,657
-----------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                       (11,171,809)       (889,233)     (1,210,687)      5,484,204
-----------------------------------------------------------------------------------------------

Net Assets

Beginning of period                 173,241,529      93,493,924      54,185,855       5,203,465
-----------------------------------------------------------------------------------------------

End of period+                    $ 162,069,720   $  92,604,691   $  52,975,168   $  10,687,669
===============================================================================================


+   Including   undistributed   (overdistributed)   net  investment   income  of
    $(267,715),  $(31,512),  $19,672  and,  $(21,696)  at  April  30,  1997  and
    $(115,684), $(37,133), $(14,256) and $(14,804) at October 31, 1996.

    See Notes to Financial Statements.

                               Financial Highlights

                               FLORIDA SERIES

                                                                                           Class A Shares            Class C Shares
                                           -----------------------------------------------------------------------------------------
                                           Six Months                                                       Six Months
                                                Ended                                  Year Ended                Ended
                                            April 30,                                 October 31,            April 30,   7/15/96(b)
Per Share Operating Performance:                 1997        1996       1995       1994      1993       1992      1997  to 10/31/96
====================================================================================================================================
Net asset value, beginning of period           $ 4.79      $ 4.85    $  4.49    $  5.28    $  4.75    $ 4.76    $ 4.79    $ 4.70
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations

      Net investment income                      .121        .248       .271       .291       .297      .308      .099      .064

      Net realized and unrealized gain (loss)
      on investments                            (.075)      (.056)      .352      (.695)      .549      .002     (.071)     .093

      Total from investment operations           .046        .192       .623      (.404)      .846      .310      .028      .157
      ------------------------------------------------------------------------------------------------------------------------------

      Distributions
      Dividends from net investment income      (.126)      (.252)     (.263)    (.2835)     (.301)    (.320)    (.108)    (.067)
      Distributions from net realized gain         --          --         --     (.1025)     (.015)       --        --        --
      ------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $ 4.71      $ 4.79    $  4.85    $  4.49    $  5.28    $ 4.75    $ 4.71    $ 4.79
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                  0.95%(c)    4.09%     14.22%     (8.03)%    18.24%     6.65%     0.57%(c)  3.35%(c)
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses, including waiver                  .43%(c)     .80%       .74%       .32%       .38%      .29%      .80%(c)   .44%(c)

      Expenses, excluding waiver                  .43%(c)     .82%       .88%       .82%       .88%      .78%      .80%(c)   .44%(c)

      Net investment income                      2.54%(c)    5.19%      5.81%      5.98%      5.71%     5.84%     2.13%(c)  1.37%(c)
      ==============================================================================================================================

                                                   Six Months
                                                        Ended
                                                     April 30,                                                Year Ended October 31,
Supplemental Data for AllClasses:                        1997          1996          1995          1994          1993          1992
====================================================================================================================================
      Net assets, end of period (000)                $150,841      $162,070      $173,242      $174,844      $191,463      $121,408

      Portfolio turnover rate                           45.22%       167.95%       142.04%       122.36%        89.32%        94.90%
      ==============================================================================================================================

(a)Total return does not consider the effects of sales loads.
(b)Commencement of offering Class shares.
(c)Not annualized. See Notes to Financial Statements.

                               Financial Highlights

                               PENNSYLVANIA SERIES

                                              Six Months
                                                   Ended
                                               April 30,                                   Year Ended October 31,        2/3/92(b)
Per Share Operating Performance:                    1997          1996            1995         1994          1993      to 10/31/92
====================================================================================================================================
Net asset value, beginning of period               $5.01         $5.01           $4.62        $5.33         $4.75          $4.76
------------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                        .1377         .2772            .282         .300          .299           .228

      Net realized and unrealized gain
      (loss) on investments                       (.0603)       (.0011)           .395       (.6975)         .582          (.006)

      Total from investment operations             .0774         .2761            .677       (.3975)         .881           .222
      ------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income        (.1374)       (.2761)         (.2870)      (.2925)        (.301)         (.232)

      Distribution from net realized gain             --            --              --         (.02)           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.95         $5.01           $5.01        $4.62         $5.33          $4.75
------------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                     1.55%(c)      5.68%          15.02%       (7.73%)       18.95%          4.68%(c)
====================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)            $91,213       $92,605         $93,494      $81,258       $82,113        $41,207
      ------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                     .31%(c)       .62%            .50%         .33%          .31%           .00%(c)

      Expenses, excluding waiver                     .33%(c)       .69%            .65%         .68%          .81%           .61%(c)

      Net investment income                         2.75%(c)      5.55%           5.83%        5.98%         5.70%          4.42%(c)

      Portfolio turnover rate                      35.90%        78.30%         126.11%      137.22%         7.71%         32.66%
      ==============================================================================================================================

      (a)Total return does not consider the effects of sales loads.
      (b)Commencement of operations.
      (c)Not annualized.
      See Notes to Financial Statements.

                               Financial Highlights

                               MICHIGAN SERIES

                                                      Six Months
                                                           Ended
                                                       April 30,                         Year Ended October 31,      12/1/92(b)
Per Share Operating Performance:                            1997              1996           1995           1994    to 10/31/93
===============================================================================================================================
Net asset value, beginning of period                       $4.93             $4.93          $4.53          $5.23          $4.76
-------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                 .135              .274           .284           .286           .266

      Net realized and unrealized gain (loss)
        on investments                                     (.043)            (.010)          .395          (.651)          .480

      Total from investment operations                      .092              .264           .679          (.365)          .746
      -------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                 (.132)            (.264)         (.279)         (.293)         (.276)

      Distribution from net realized gain                     --                --             --          (.042)            --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $4.89             $4.93          $4.93          $4.53          $5.23
-------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                             1.86%(c)          5.53%         15.39%         (7.29)%        16.01%(c)
===============================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                    $50,495           $52,975        $54,186        $45,603        $34,957
      -------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                             .29%(c)           .44%           .25%           .34%           .00%(c)

      Expenses, excluding waiver                             .36%(c)           .73%           .75%           .84%           .75%(c)

      Net investment income                                 2.73%(c)          5.59%          5.95%          5.69%          4.75%(c)

      Portfolio turnover rate                              33.14%            85.26%         98.89%        137.31%         68.10%
===============================================================================================================================

    (a)Total return does not consider the effects of sales loads.
    (b)Commencement of operations.
    (c)Not annualized.
       See Notes to Financial Statements.

                               Financial Highlights

                               GEORGIA SERIES

                                                                              Six Months
                                                                                   Ended            Year Ended
                                                                               April 30,            October 31,     12/27/94(b)
Per Share Operating Performance:                                                    1997                  1996      to 10/31/95
===============================================================================================================================
Net asset value, beginning of period                                               $5.14                 $5.12            $4.76
-------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                                         .138                  .290             .245

      Net realized and unrealized gain (loss) on investments                       (.048)                .0397             .370

      Total from investment operations                                              .090                 .3297             .615
      -------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income                                         (.140)               (.2872)           (.255)

      Distributions from net realized gain                                          (.01)               (.0225)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $5.08                 $5.14            $5.12
-------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                                     1.76%(c)              6.69%           13.15%(c)
===============================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                                            $11,897               $10,688           $5,203
      -------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                                                     .15%(c)               .03%             .00%(c)

      Expenses, excluding waiver                                                     .40%(c)               .83%            1.08%(c)

      Net investment income                                                         2.67%(c)              5.55%            5.44%(c)

      Portfolio turnover rate                                                      55.85%                72.53%          142.69%
===============================================================================================================================

    (a)Total return does not consider the effects of sales loads.
    (b)Commencement of operations.
    (c)Not annualized.
       See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Market value is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) The organization expenses of the Series are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of April 30, 1997, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to October 1, 1992 and 0.25% of the average daily net asset value of shares sold on or after that date and (2) a one-time distribution fee of up to 1% on certain qualifying purchases and a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Pennsylvania, Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                                                  Lord Abbett      Distributors'
Series                                            Commissions        Concessions
--------------------------------------------------------------------------------
Florida-Class A                                       $18,768          $125,881
--------------------------------------------------------------------------------
Pennsylvania                                           13,133            120,646
--------------------------------------------------------------------------------
Michigan                                                8,266             53,420
--------------------------------------------------------------------------------
Georgia                                                10,325             63,120
--------------------------------------------------------------------------------
Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

As of April 30, 1997, accumulated net realized gain (loss) for financial report-ing purposes, which is substantially the same as for federal income tax purposes, aggregated $(11,368,947) for the Florida Series, $(1,393,991) for the Pennsylvania Series, $(1,509,424) for the Michigan Series and $39,318 for the Georgia Series. The capital loss carryforwards expire in 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Dividends declared by class for the Florida Series were as follows:

Class A                                                $3,910,263
-----------------------------------------------------------------

Class C                                                $  192,437
-----------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:


                         Six Months Ended 4/30/97            Year Ended 10/31/96
                         -------------------------------------------------------
Class A                    Shares          Amount         Shares         Amount
--------------------------------------------------------------------------------
Sales of shares         1,017,710     $ 4,866,094      2,490,080    $12,036,691

Shares issued to
shareholders in
reinvestment of net
investment income          334,464      1,599,121        715,706      3,427,406
Total                    1,352,174      6,465,215      3,205,786     15,464,097
--------------------------------------------------------------------------------
Shares reacquired       (2,950,406)   (14,088,000)    (6,969,002)   (33,452,324)
Decrease in shares      (1,598,232)   $(7,622,785)    (3,763,216)  $(17,988,227)
--------------------------------------------------------------------------------

                                                                                                                            7/15/96
                                                                                                                   (Commencement of
                                                                                                            Offering Class C Shares)
                                                                       Six Months Ended April 30, 1997                  to 10/31/96
                                                                       -------------------------------------------------------------
Class C                                                                            Shares        Amount        Shares        Amount
------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                                                   156,175   $   745,520        13,038    $   61,869

Shares issued to shareholders in reinvestment of net investment income             15,448        73,851         4,698        22,585

Shares issued to shareholders in exchange for assets acquired
   in tax-free acquisition                                                             --            --     2,016,203     9,480,186

Total                                                                             171,623       819,371     2,033,939     9,564,640
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                                                (402,011)   (1,926,952)     (142,894)     (678,961)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                                                    (230,388)  $(1,107,581)    1,891,045    $8,885,679
------------------------------------------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                            Six Months Ended April 30, 1997                     Year Ended 10/31/96
                                                      -----------------------------------------------------------------------------
                                                      Pennsylvania     Michigan      Georgia  Pennsylvania    Michigan      Georgia
                                                            Series       Series       Series       Series       Series       Series
-----------------------------------------------------------------------------------------------------------------------------------

Sales of shares                                            996,156      312,623      415,783    1,704,142    1,068,118    1,154,409

Shares issued to shareholders in reinvestment of
net investment income and realized gain from
investment transactions                                    239,045      148,093       33,633      483,298      312,664       50,038

Total                                                    1,235,201      460,716      449,416    2,187,440    1,380,782    1,204,447
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                       (1,318,431)    (866,254)    (185,529)  (2,347,568)  (1,637,715)    (142,263)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in shares                              (83,230)    (405,538)     263,887     (160,128)    (256,933)   1,062,184




As of  April  30,  1997,  paid  in  capital  for  each  Series  was as  follows:
$159,059,809 for the Florida Series, $91,759,762 for the Pennsylvania Series, $51,949,358 for the Michigan Series and $11,809,933 for the Georgia Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                           Purchases                 Sales
--------------------------------------------------------------------------------
Florida                                        $70,303,203           $80,561,579
--------------------------------------------------------------------------------
Pennsylvania                                    35,548,678            36,629,585
--------------------------------------------------------------------------------
Michigan                                        17,075,023            19,331,653
--------------------------------------------------------------------------------
Georgia                                          7,443,911             5,942,638
--------------------------------------------------------------------------------
As of April 30,1997, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:


                              Net Unrealized        Unrealized        Unrealized
Series                          Appreciation      Appreciation      Depreciation
--------------------------------------------------------------------------------
Florida                           $3,417,612        $4,472,497        $1,054,885
--------------------------------------------------------------------------------
Pennsylvania                         878,471         2,067,308         1,188,837
--------------------------------------------------------------------------------
Michigan                              35,335           970,736           935,401
--------------------------------------------------------------------------------
Georgia                               69,667           166,181            96,514
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated withLord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at April 30, 1997 were $24,427.

7. Acquisition

On July 12, 1996, the Florida Series acquired the net assets of Lord Abbett Securities Trust-Florida Tax-Free Income Trust ("Florida Trust") pursuant to a plan of reorganization approved by the Florida Trust's shareholders on June 19, 1996. The acquisition was accomplished by a tax-free exchange of 2,016,203 shares of newly issued Class C shares for 2,136,065 shares of the Florida Trust valued at $9,480,186 in the aggregate on July 12, 1996. The aggregate net assets of the Florida Series and the Florida Trust immediately before the acquisition were $156,381,441 and $9,480,186 (including $54,005 of net unrealized appreciation and $(1,371,030) of accumulated net realized losses), respectively.







[LOGO](R) Lord, Abbett & Co.
Investment Management
A Tradition og Performance Through Disciplined Investing

Lord Abbett Distributor LLC
-------------------------------
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LATFIT-3-497 (6/97)